Loss per share	12 Months Ended
Dec. 31, 2025
Loss per share
Loss per share

15.Loss per share

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Numerator:
Net loss from discontinued operations attributable to J and Friends Holdings Limited shareholders	(5,347)	(1,830)	(835)
Denominator:
Weighted average ordinary shares outstanding
—basic and diluted*	494,712,397	554,687,200	581,991,927
Basic and diluted net loss per share from discontinued operations attributable to ordinary shareholders	(0.01)	(0.003)	(0.001)
Numerator:
Net loss from continuing operations attributable to J and Friends Holdings Limited shareholders	(5,706)	(318)	(489)
Denominator:
Weighted average ordinary shares outstanding
—basic and diluted*	494,712,397	554,687,200	581,991,927
Basic and diluted net loss per share from continuing operations attributable to ordinary shareholders	(0.01)	(0.001)	(0.001)
*

For the years ended December 31, 2023, 2024 and 2025, restricted shares, share options and warrants were anti-dilutive and thus excluded from the calculation of diluted loss per share. The potential dilutive securities that were not included in the calculation of dilutive loss per share in those periods are 529,450, 507,352 and 208,793 respectively, for the years ended December 31, 2023, 2024 and 2025.